Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000029000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028997
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	16.74%	13.22%	14.76%
C000028999
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	20.61%	13.35%	14.39%
C000029003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000029000
Average Annual Return [Line Items]
Average Annual Return, Percent	22.22%	14.50%	15.55%
Without Sales Load [Member] | C000028997
Average Annual Return [Line Items]
Average Annual Return, Percent	21.93%	14.21%	15.26%
Without Sales Load [Member] | C000028999
Average Annual Return [Line Items]
Average Annual Return, Percent	20.99%	13.35%	14.39%
Without Sales Load [Member] | C000029003
Average Annual Return [Line Items]
Average Annual Return, Percent	22.14%	14.45%	15.59%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	22.75%	16.71%	16.44%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	22.75%	16.71%	16.44%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	22.75%	16.71%	16.44%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	22.75%	16.71%	16.44%